FINANCIAL ASSETS AND LIABILITIES	12 Months Ended
Dec. 31, 2020
FINANCIAL ASSETS AND LIABILITIES
FINANCIAL ASSETS AND LIABILITIES

NOTE 18 - FINANCIAL ASSETS AND LIABILITIES

The Company has concession contracts and authorizations in the generation segment, signed with the Granting Authority (Union), for periods varying between 20 years and 35 years, and all contracts have similarities in terms of rights and obligations of the concessionaire and the granting power. The terms of the main concessions are described in note 3.

	12/31/2020	12/31/2019
		(*)
Non-current assets
Compensable Generation Concessions	2,096,717	2,077,912
Itaipu Financial Asset (a)	1,103,034	1,905,607
Total Financial Assets	3,199,751	3,983,519

Current Liabilities
Itaipu Financial Liabilities (a)	(647,214)	(703,114)
Total Financial Liabilities	(647,214)	(703,114)

(*) The financial statements were modified in order to reflect the change in accounting policy mentioned in Note 4.3.

a)	Itaipu Financial Assets (Liabilities)

	12/31/2020	12/31/2019
Current Assets / Liabilities
Accounts Receivable	3,921,488	3,074,190
Right of Reimbursement	2,608,840	2,248,043
Energy Suppliers - Itaipu	(3,314,717)	(3,028,920)
Reimbursement obligations	(3,862,825)	(2,996,427)
	(647,214)	(703,114)
Non-current assets / liabilities
Accounts Receivable	656,177	922,703
Right of Reimbursement	1,891,004	3,479,337
Reimbursement obligations	(1,444,147)	(2,496,433)
	1,103,034	1,905,607

Total	455,820	1,202,493

The effects of the constitution of the financial asset Itaipu are inserted above and detailed below:

•	Adjustment factor

The balances resulting from the Itaipu Binacional adjustment factor, inserted in the Financial Assets and Liabilities items are shown in the following table:

	12/31/2020		12/31/2019
	(R$ thousands)	(USD thousand)	R$ (thousand)	(USD thousand)
Regulatory Asset - Current Asset	2,608,839	502,018	2,248,044	557,730
Regulatory Asset - Non-current Asset	1,891,004	363,885	3,479,337	863,209
Total assets	4,499,843	865,903	5,727,381	1,420,939

Reimbursement obligation - Union - Current liabilities	(1,639,568)	(315,502)	(1,410,466)	(349,931)
Reimbursement obligation - Union - Non-current liabilities	(1,444,147)	(277,897)	(2,496,433)	(619,355)
Total liabilities	(3,083,715)	(593,399)	(3,906,899)	(969,286)

Net Financial Assets	1,416,128	272,504	1,820,482	451,654

Adopted Rate:	12/31/2020		12/31/2019
USD	5.20		4.03

The Company's liabilities will be transferred to the National Treasury until 2023, as a result of the credit assignment operation carried out between the Company and the National Treasury in 1999.

Such amounts will be realized through their inclusion in the transfer tariff to be policy until 2023.

•	Commercialization of electricity from Itaipu

The commercialization operation does not impact the Company's results, and under the terms of the current regulation, the negative result represents an unconditional right to receive and, if positive, an effective obligation.

In theyear ended December 31, 2020, the activity had a surplus of R$ 632,656 (a loss of R$ 321,328 on December 31, 2019), with the resulting obligation being considered as part of the financial liability item.

Accounting policy

Generation Concessions and Authorizations

a)Hydraulic and thermal generation - concessions not directly affected by Law 12.783 / 2013 are not within the scope of IFRIC 12, considering the price characteristics and not the regulated tariff. As of January 1, 2013, the concessions directly affected by Law 12.783 / 2013, until then outside the scope of IFRIC 12, become part of the scope of such regulations, considering the change in the price regime, becoming a regulated tariff for these concessions;

b)Nuclear generation - It has a specific charging system, as it is an authorization and not a concession. And it is not within the scope of IFRIC 12 because it is its own assets with no forecast of reversion to the period of operation. At the end of the operating period, the assets must be decommissioned.

Itaipu Binacional

It is governed by a 1973 Binational Treaty in which the tariff conditions were established, the basis for the formation of the tariff being determined exclusively to cover the expenses and debt service of this Company.

The tariff base and commercialization terms will be in effect until 2023, which corresponds to a significant part of the plant's useful life, when then the tariff base and the commercialization terms will have to be reviewed by the High Parties, which are the Brazilian and Paraguayan States. The Itaipu tariff is a “per service cost” tariff and was established in a preponderant manner to allow payment of the debt service, which has a final maturity in 2023, and to maintain its operating and maintenance expenses. According to the Treaty, the Company is responsible for acting as an agent in the commercialization of Itaipu energy destined for the Brazilian market.